9. STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock issued for cash, amount received	$ 2,520,000	$ 8,422,500	$ 2,731,423
Stock issued for compensation, value	2,344,286	$ 7,915,833
Shares issued for services, value	$ 278,400
Investment Bank
Shares issued for services, shares	30,000
Shares issued for services, value	$ 87,600
Two individuals
Shares issued for services, shares	125,000
Shares issued for services, value	$ 238,750
Investor relations help
Shares issued for services, shares	32,500
Shares issued for services, value	$ 39,650
Officer
Stock issued for compensation, shares issued	250,000
Stock issued for compensation, value	$ 590,000
Board of Director
Shares issued for services, shares	25,000
Shares issued for services, value	$ 30,500
Restricted Stock [Member]
Stock issued for cash, shares issued	1,260,000
Stock issued for cash, amount received	$ 2,520,000